INTANGIBLE ASSETS AND GOODWILL, NET	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS AND GOODWILL, NET [Abstract]
INTANGIBLE ASSETS AND GOODWILL, NET
11	INTANGIBLE ASSETS AND GOODWILL, NET

a)	Intangible assets –

The movement of intangible assets with limited useful life for the years ended December 31, 2021, 2020 and 2019 was as follows:

Description	Client relationships (i)	Brand name (ii)	Fund manager contract (iii)	Relationships with holders	Software and developments	Intangible in progress	Other	2021	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balances at January 1	384,521	171,864	103,700	21,100	3,014,099	550,639	47,941	4,293,864	3,804,989	3,406,333
Additions	–	–	–	–	104,890	427,354	–	532,244	535,241	371,957
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	126,128
Transfers	–	–	–	–	283,263	(283,263)	–	–	–	–
Disposals and others	(4,108)	–	(8,322)	–	(42,257)	(37,818)	(25,298)	(117,803)	(46,366)	(99,429)
Balance as of December 31	380,413	171,864	95,378	21,100	3,359,995	656,912	22,643	4,708,305	4,293,864	3,804,989

Accumulated amortization -
Balance at January 1	273,968	46,479	19,369	21,100	2,082,795	–	31,755	2,475,466	2,138,724	1,941,961
Amortization of the period	18,601	7,061	4,434	–	347,359	–	4,339	381,794	355,818	308,966
Acquisition of business, Note 2(a)	–	–	–	–	–	–	–	–	–	3,104
Disposals and others	(1,378)	–	(1,858)	–	(31,385)	–	(27,555)	(62,176)	(19,076)	(115,307)
Balance as of December 31	291,191	53,540	21,945	21,100	2,398,769	–	8,539	2,795,084	2,475,466	2,138,724

Net carrying amount	89,222	118,324	73,433	–	961,226	656,912	14,104	1,913,221	1,818,398	1,666,265

During 2021, the Group has made disbursements mainly related with the implementation and development of various IT projects such as Data Lake - Data Vault, Mobile Banking I14, Telephone Banking by Voice Call I15 and improvements in Yape, among others. During 2020, the Group has made disbursements mainly related with the implementation and development of various IT projects such as Identify Access Management, Bidirectional Communication for Fraud alerts, HomeBanking 2.0 projects, among others. During 2019, the Group has made disbursements mainly related with the implementation and development of various IT projects such as DataLake, Holístico, SpotLigth, DWH, Operating Model, Client 360, Connex, Mainframe, Kalignite NDC, Small and medium businesses. Likewise, as of December 31, 2021, 2020 and 2019, the net carrying value of intangibles doesn’t xceed their recoverable value.

(i)	Client relationships -

This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Prima AFP - AFP Unión Vida	57,613	69,974
Credicorp Capital Holding Chile - Inversiones IMT	17,679	20,782
Ultraserfinco	10,148	12,592
Tenpo	1,930	2,031
Culqi	1,852	2,167
MiBanco	-	3,007
Net carrying amount	89,222	110,553

(ii)	Brand name –

This item consists of the following:

	2021	2019
	S/(000)	S/(000)

MiBanco	117,670	124,610
Culqi	654	775
Net carrying amount	118,324	125,385

(iii)	Fund management contract -

This item consists of the following:

	2021	2020
	S/(000)	S/(000)

Credicorp Capital Colombia	36,724	42,328
Credicorp Capital Holding Chile - Inversiones IMT	33,717	38,553
Ultrasefinco S.A.	2,992	3,450
Net carrying amount	73,433	84,331

Management has assessed at each reporting date that there was no indication that customer relationships, brand name, fund management contract and software and developments may be impaired.

b)	Goodwill -

Goodwill acquired through business combinations has been allocated to each subsidiary or groups of them, which are also identified as a CGU for the purposes of impairment testing, as follows:

	2021	2020
	S/(000)	S/(000)
MiBanco - Edyficar Perú	273,694	273,694
MiBanco Colombia (antes Bancompartir)	124,746	135,658
Prima AFP - AFP Unión Vida	124,641	124,641
Credicorp Capital Colombia	114,714	124,447
Banco de Crédito del Perú	52,359	52,359
Pacífico Seguros	36,354	36,354
Atlantic Security Holding Corporation	29,795	29,795
Tenpo SpA	24,444	26,602
Tenpo Prepago S.A. (before “Multicaja Prepago S.A.”)	13,719	14,956
Compañía Incubadora de Soluciones Móviles S.A-Culqi	2,297	2,297
Crediseguro Seguros Personales	96	96
Net carrying amount	796,859	820,899

The recoverable amount of all of the CGUs has been determined based in the present value of the discounted cash flows or dividends determined principally with assumptions of revenue and expenses projection (based on efficiency ratios).

Goodwill balance from Credicorp Holding Colombia (due to the acquisition of Credicorp Capital Colombia S.A and Banco Compartir S.A.) and Krealo SpA (due to the acquisition of Tenpo SpA and Multicaja Prepago S.A.) are affected by the volatility effect of the local exchange rate currency of the country in which they operate against the exchange rate of functional currency of Credicorp Ltd and subsidiaries.

During 2021, the group didn’t register an impairment. During 2020, the Group recorded a gross impairment loss amounting to S/64.0 million for MiBanco Colombia (before Banco Compartir S.A.) as a result of its assessment of the recoverable amount (S/54.0 million of impairment correspond to the participation of Credicorp and 10.0 million correspond to the minority participation). For the determination this impairment, a fair value of 366,691 Colombian Pesos was estimated, equivalent to US$95.7 million, and a book value of 434,825 Colombian Pesos, equivalent to US$113.4 million. For the estimation, a discount rate of 13.2 percent and a growth rate in perpetuity of 4.0 percent were used as assumptions. Likewise, payments from 2021 to 2025 of 0.0 percent, 98.0 percent, 94.0 percent, 94.0 percent and 80.0 percent, respectively, and a perpetual payment of 80.0 percent, have been considered. Finally, the dividend tax rate considered has been 10.0 percent and the exchange rate of the Colombian Peso to the dollar was 3.833.

The following table summarizes the key assumptions used for the calculation of fair value fewer selling costs in 2021 and 2020:

	2021
Description	Terminal value growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	3.00	11.78
Prima AFP - AFP Unión Vida	1.00	12.62
Credicorp Capital Colombia	3.80	12.90
Banco de Crédito del Perú	5.00	10.76
Pacífico Seguros (*)	5.00	10.29 and 11.07
Atlantic Security Holding Corporation	2.00	11.00
Mibanco Colombia - Bancompartir	4.00	13.05
Tenpo	2.00	25.00
Compañía Incubadora de Soluciones Móviles S.A. - Culqi	2.00	25.00

	2020
Description	Terminal value growth rate	Discount rate
	%	%
MiBanco - Edyficar Perú	3.00	12.19
Prima AFP - AFP Unión Vida	1.00	11.43
Credicorp Capital Colombia	3.80	12.62
Banco de Crédito del Perú	5.00	10.93
Pacífico Seguros (*)	5.00	10.44 and 11.81
Atlantic Security Holding Corporation	2.00	11.29
Mibanco Colombia - Bancompartir	4.00	13.20
Tenpo	5.00	25.00
Compañía Incubadora de Soluciones Móviles S.A - Culqi	5.00	25.00

(*) As of December 31, 2021 and 2020, it corresponds to the discount rates used to determine the recoverable value of the cash flows that correspond to the general and life insurance business lines.

Five or ten years of cash flows, depending on the business maturity, were included in the discounted cash flow model. The growth rate estimates are based on historic performance and management’s expectations of market development. A long-term growth rate to perpetuity has been determined taking into account forecasts included in industry reports.

Discount rates represent the current market assessment of the specific risks to each CGU. The discount rate is derived from the capital asset pricing model (CAPM). The cost of equity is derived from the expected return on investment by the Group’s investors, specific risk incorporated by applying individual comparable beta factors adjusted by the debt structure of each CGU and country and market specific risk premiums to each CGU. The beta factors are evaluated annually based on publicly available market data.

The key assumptions described above may change if the conditions of the economy and market change. At December 31, 2021 and 2020, the Group estimates that reasonably possible changes in these assumptions would not cause the recoverable amount of all CGUs to decline below their carrying amount.